Discontinued Operations (Details Narrative) - USD ($) $ in Thousands			3 Months Ended		9 Months Ended		12 Months Ended
	Feb. 28, 2024	Apr. 11, 2022	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Short-Term Debt [Line Items]
Gains losses on extinguishment of debt	$ 5,800		$ 1,203	$ (769)	$ (7,495)	$ (2,350)	$ (3,904)	$ (11,130)
Instrument purchase price		$ 10,750
MTI Instruments [Member]
Short-Term Debt [Line Items]
Stock purchase agreement		$ 9,000
Gains losses on extinguishment of debt								$ 7,500